Segment, Product and Geographic Information	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Segment, Product and Geographic Information

Note 17. Segment, Product and Geographic Information

The Company manages its business globally in a singular operating segment in which it develops, manufactures and markets 3D printing machines, printed parts, materials and other (including production and contract services for customers). Geographically, the Company conducts its business through wholly-owned subsidiaries in the United States, Germany and Japan.

Revenue by product for the year ended December 31 was as follows:

	2012	2011	2010
3D printing machines	$15,668	$5,406	$5,622
3D printed parts, materials and other services	12,989	9,884	7,818

	$28,657	$15,290	$13,440

During 2012, 2011 and 2010, the Company conducted a significant portion of its business with a limited number of customers. The Company had one customer in 2011 (Ryoyu Systems) and three customers in 2010 (Intek, I Metal and BMW) which individually represented 10% or greater of total revenue for those respective years. There were no customers in 2012 which individually represented 10% or greater of total revenue. In 2012, 2011 and 2010, the Company’s five most significant customers represented approximately 31.7%, 40.9% and 48.7% of total revenue, respectively. At December 31, 2012, accounts receivable from these customers were approximately $1,671. At December 31, 2011, accounts receivable from these customers were not significant.

Geographic information for revenue for the year ended December 31 was as follows (based on the country where the sale originated):

	2012	2011	2010
United States	$7,802	$4,587	$3,936
Germany	13,956	5,678	6,909
Japan	6,899	5,025	2,595

	$28,657	$15,290	$13,440

Geographic information for long-lived assets at December 31 was as follows (based on the physical location of assets):

	2012	2011
United States	$9,592	$5,672
Germany	2,550	1,230
Japan	325	1,017

	$12,467	$7,919